Note 6 - Other Receivables - Other Receivables (Details) - USD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017
Net working capital adjustments receivable from acquisitions	$ 118	$ 565
Other receivables	3,053	3,144
	$ 3,171	$ 3,709